CONDENSED CONSOLIDATED STATEMENTS OF INCOME (LOSS) (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONDENSED CONSOLIDATED STATEMENTS OF INCOME (LOSS) (Unaudited)
Net revenue	$ 15,157,000	$ 9,894,000	$ 26,183,000	$ 19,336,000	$ 42,618,000	$ 37,045,000	$ 17,199,000
Cost of goods sold	9,413,000	11,157,000	21,915,000	22,328,000	40,413,000	47,790,000	13,136,000
Gross profit (loss)	5,744,000	(1,263,000)	4,268,000	(2,992,000)	2,205,000	(10,745,000)	4,063,000
Operating expenses
General and administrative	3,817,000	1,456,000	6,285,000	4,733,000	11,762,000	25,814,000	8,779,000
Sales and marketing	2,233,000	1,184,000	3,667,000	2,410,000	5,169,000	8,029,000	2,513,000
Depreciation and amortization	167,000	885,000	491,000	1,762,000	1,082,000	993,000	101,000
Total operating expenses	6,217,000	3,525,000	10,443,000	8,905,000	18,013,000	34,836,000	11,393,000
Loss from operations	(473,000)	(4,788,000)	(6,175,000)	(11,897,000)	(15,808,000)	(45,581,000)	(7,330,000)
Other income/(expense)
Other income (expense)	1,858,000	0	1,416,000	25,000	1,486,000	95,000	(106,000)
Loss on termination of investment	0	(3,524,000)	0	(3,524,000)	4,201,000	0	0
Unrealized gain on change in fair value of investment	18,000	306,000	124,000	391,000	168,000	(2,250,000)	0
Gain/(Loss) on foreign currency					0	159,000	0
Interest expense	(598,000)	(726,000)	(1,215,000)	(1,576,000)	(3,331,000)	(2,152,000)	(1,178,000)
Total other income (expense)	1,278,000	(3,944,000)	325,000	(4,684,000)	(5,878,000)	(4,148,000)	(1,284,000)
Income (loss) before provision for income taxes	805,000	(8,732,000)	(5,850,000)	(16,581,000)	(21,686,000)	(49,729,000)	(8,614,000)
Provision for income taxes	74,000	25,000	138,000	50,000	224,000	205,000	97,000
Net income (loss)	$ 731,000	$ (8,757,000)	$ (5,988,000)	$ (16,631,000)	$ (21,910,000)	$ (49,934,000)	$ (8,711,000)
Net income (loss) per share:
Basic	$ 0.01	$ (0.26)	$ (0.10)	$ (0.50)	$ (0.65)	$ (1.59)
Diluted	$ 0.00	$ (0.26)	$ (0.10)	$ (0.50)	$ (0.65)	$ (1.59)
Weighted average shares outstanding:
Basic	71,021,000	33,307,000	61,956,000	33,025,000	33,940,000	31,379,000
Diluted	201,278,000	33,307,000	61,956,000	33,025,000	33,940,000	31,379,000